Schedule of segment information (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenue from External Customer [Line Items]
Net sales	[1]	$ 6,534
Cost of goods sold:
Total cost of goods sold		5,008
Gross profit		1,526
Discretionary marketing		890
Outbound freight		6
Other segment expenses	[2]	12,036
Total operating expenses		12,932
Loss from continuing operations		(11,406)
Other income (expense):
Interest expense		(628)
Loss on extinguishment of debt		(716)
Bargain purchase gain		4,111
Other expense
Total other income		2,767
Net loss before income taxes		(8,639)
Income tax expense
Net loss		(8,639)
Direct [Member]
Cost of goods sold:
Total cost of goods sold		4,413
Indirect [Member]
Cost of goods sold:
Total cost of goods sold		$ 595

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[2]	Other segment expenses include employee compensation and benefits, share based compensation, non-cash charges, other sales and marketing costs, professional fees, broker commissions, and other general expenses